NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Provident VA Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
	5,043 shares (cost $133,325)	$222,300
NVIT Nationwide Fund - Class IV (TRF4)
	35,239 shares (cost $363,157)	464,446
NVIT Government Bond Fund - Class IV (GBF4)
	24,120 shares (cost $283,547)	260,259
American Century NVIT Growth Fund - Class IV (CAF4)
	6,629 shares (cost $74,742)	133,317
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
	6,779 shares (cost $66,458)	87,580
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
	13,051 shares (cost $125,106)	151,528
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
	29,159 shares (cost $222,561)	401,230
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
	9,695 shares (cost $74,286)	159,393
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
	9,724 shares (cost $132,819)	267,713
NVIT S&P 500 Index Fund - Class IV (GVEX4)
	111,085 shares (cost $952,170)	1,429,658
NVIT Large Cap Growth Fund - Class I (NVOLG1)
	63,941 shares (cost $972,629)	1,501,979
NVIT Large Cap Growth Fund - Class II (NVOLG2)
	2,958 shares (cost $44,790)	69,285
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
	12,082 shares (cost $127,767)	187,157
NVIT Money Market Fund - Class IV (SAM4)
	869,053 shares (cost $869,053)	869,053
Growth and Income Portfolio - Initial Shares (DGI)
	9,986 shares (cost $199,733)	298,778
Variable Series I - DWS Bond VIP - Class A (SVSB1)
	37,071 shares (cost $205,845)	204,264
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
	47,932 shares (cost $354,357)	553,138
Variable Series I - DWS International VIP - Class A (SVSI1)
	23,571 shares (cost $218,853)	213,553
Managed Volatility Fund II (FVU2)
	5,870 shares (cost $46,629)	66,334
Fund for US Government Securities II (FVUS2)
	14,465 shares (cost $161,327)	158,391
Equity-Income Portfolio - Initial Class (FEIP)
	37,738 shares (cost $772,425)	878,917
High Income Portfolio - Initial Class (FHIP)
	38,898 shares (cost $204,353)	225,607
VIP Asset Manager Portfolio - Initial Class (FAMP)
	35,387 shares (cost $502,508)	610,072
VIP Growth Portfolio - Initial Class (FGP)
	20,309 shares (cost $649,043)	1,160,470
VIP Growth Portfolio - Service Class 2 (FG2)
	973 shares (cost $27,705)	55,057
VIP Overseas Portfolio - Service Class 2 (FO2)
	1,437 shares (cost $23,360)	29,414
High Yield Portfolio - Administrative Class (PMVHYA)
	2,364 shares (cost $16,457)	19,074
Total Return Portfolio - Administrative Class (PMVTRA)
	4,985 shares (cost $52,534)	54,737
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
	3,845 shares (cost $43,709)	40,753
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
	12,459 shares (cost $106,999)	185,643

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
4,994 shares (cost $171,875)	$156,769
Advantage VT Discovery Fund (SVDF)
5,935 shares (cost $104,827)	208,899
Advantage VT Opportunity Fund - Class 2 (SVOF)
4,024 shares (cost $50,707)	105,227

Total Investments	$11,429,995

Other Accounts Receivable	34
Accounts Receivable-NVIT Government Bond Fund - Class IV (GBF4)	135
Accounts Receivable-American Century NVIT Growth Fund - Class IV (CAF4)	354
Accounts Receivable-NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	181
Accounts Receivable-NVIT S&P 500 Index Fund - Class IV (GVEX4)	806
Accounts Receivable-Invesco NVIT Comstock Value Fund - Class IV (EIF4)	396
Accounts Receivable-Growth and Income Portfolio - Initial Shares (DGI)	739
Accounts Receivable-Variable Series I - DWS Bond VIP - Class A (SVSB1)	432
Accounts Receivable-Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	507
Accounts Receivable-Variable Series I - DWS International VIP - Class A (SVSI1)	408
Accounts Receivable-Managed Volatility Fund II (FVU2)	65
Accounts Receivable-High Income Portfolio - Initial Class (FHIP)	81
Accounts Receivable-VIP Asset Manager Portfolio - Initial Class (FAMP)	602
Accounts Receivable-VIP Growth Portfolio - Initial Class (FGP)	451
Accounts Receivable-VIP Overseas Portfolio - Service Class 2 (FO2)	25
Accounts Receivable-VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	369
Accounts Receivable-Advantage VT Discovery Fund (SVDF)	327
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	52

Accounts Payable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(386)
Accounts Payable-NVIT Nationwide Fund - Class IV (TRF4)	(539)
Accounts Payable-NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	(377)
Accounts Payable-NVIT Large Cap Growth Fund - Class II (NVOLG2)	(458)
Accounts Payable-Fund for US Government Securities II (FVUS2)	(463)
Accounts Payable-Equity-Income Portfolio - Initial Class (FEIP)	(883)
Accounts Payable-VIP Growth Portfolio - Service Class 2 (FG2)	(217)
Accounts Payable-Total Return Portfolio - Administrative Class (PMVTRA)	(219)
Accounts Payable-VIP Trust Emerging Markets Fund - Initial Class (VWEM)	(296)
Accounts Payable-VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(656)

$11,431,465

Contract Owners’ Equity:
Accumulation units	11,431,465

Total Contract Owners’ Equity (note 6)	$11,431,465

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	DSRG	TRF4	GBF4	CAF4	GVIDM	GVDIV4	NVMMG1
Reinvested dividends	$144,588	2,553	5,687	5,366	827	1,406	3,164	-
Mortality and expense risk charges (note 4b)	(151,303)	(2,952)	(6,023)	(3,688)	(1,702)	(1,222)	(2,179)	(5,028)

Net investment income (loss)	(6,715)	(399)	(336)	1,678	(875)	184	985	(5,028)

Realized gain (loss) on investments	251,247	16,322	1,658	(439)	3,426	11,951	(3,922)	22,602
Change in unrealized gain (loss) on investments	1,930,963	42,998	107,244	(19,089)	27,488	709	29,592	69,776

Net gain (loss) on investments	2,182,210	59,320	108,902	(19,528)	30,914	12,660	25,670	92,378

Reinvested capital gains	94,087	-	-	3,087	-	-	-	25,857

Net increase (decrease) in contract owners’ equity resulting from operations	$2,269,582	58,921	108,566	(14,763)	30,039	12,844	26,655	113,207

Investment Activity:	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4	DGI
Reinvested dividends	$1,187	361	24,380	10,478	322	-	-	2,371
Mortality and expense risk charges (note 4b)	(2,515)	(3,422)	(18,756)	(19,248)	(834)	(2,380)	(12,673)	(3,634)

Net income (loss)	(1,328)	(3,061)	5,624	(8,770)	(512)	(2,380)	(12,673)	(1,263)

Realized gain (loss) on investments	44,177	9,201	59,596	52,445	240	(17)	-	688
Change in unrealized gain (loss) on investments	18,360	74,527	287,509	367,850	18,019	51,360	-	77,584

Net gain (loss) on investments	62,537	83,728	347,105	420,295	18,259	51,343	-	78,272

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,209	80,667	352,729	411,525	17,747	48,963	(12,673)	77,009

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP	FAMP
Reinvested dividends	$7,520	6,990	10,236	1,886	5,433	20,605	13,010	9,189
Mortality and expense risk charges (note 4b)	(2,863)	(6,941)	(2,820)	(895)	(2,278)	(11,539)	(3,278)	(8,205)

Net investment income (loss)	4,657	49	7,416	991	3,155	9,066	9,732	984

Realized gain (loss) on investments	726	5,307	(24,483)	1,809	(185)	(19,201)	10,487	3,421
Change in unrealized gain (loss) on investments	(14,546)	143,561	51,118	8,692	(8,983)	144,438	(10,539)	70,515

Net gain (loss) on investments	(13,820)	148,868	26,635	10,501	(9,168)	125,237	(52)	73,936

Reinvested capital gains	-	-	-	-	-	54,589	-	1,425

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,163)	148,917	34,051	11,492	(6,013)	188,892	9,680	76,345

Investment Activity:	FGP	FG2	FO2	PMVHYA	PMVTRA	VWBF	VWEM	VWHA
Reinvested dividends	$2,997	22	292	1,018	1,227	995	3,876	991
Mortality and expense risk charges (note 4b)	(14,522)	(675)	(363)	(262)	(782)	(614)	(3,041)	(2,091)

Net investment income (loss)	(11,525)	(653)	(71)	756	445	381	835	(1,100)

Realized gain (loss) on investments	42,493	5,427	(65)	54	89	20	1,372	(300)
Change in unrealized gain (loss) on investments	275,465	9,631	6,764	(29)	(2,901)	(4,932)	18,271	11,510

Net gain (loss) on investments	317,958	15,058	6,699	25	(2,812)	(4,912)	19,643	11,210

Reinvested capital gains	713	34	101	-	479	8	-	2,832

Net increase (decrease) in contract owners’ equity resulting from operations	$307,146	14,439	6,729	781	(1,888)	(4,523)	20,478	12,942

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	SVDF	SVOF
Reinvested dividends	$13	186
Mortality and expense risk charges (note 4b)	(2,542)	(1,336)

Net investment income (loss)	(2,529)	(1,150)

Realized gain (loss) on investments	4,284	2,064
Change in unrealized gain (loss) on investments	55,795	23,206

Net gain (loss) on investments	60,079	25,270

Reinvested capital gains	4,962	-

Net increase (decrease) in contract owners’ equity resulting from operations	$62,512	24,120

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		DSRG		TRF4		GBF4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(6,715)	(12,817)	(399)	(1,083)	(336)	(687)	1,678	1,502
Realized gain (loss) on investments	251,247	146,522	16,322	57,398	1,658	(4,512)	(439)	650
Change in unrealized gain (loss) on investments	1,930,963	1,119,130	42,998	(21,282)	107,244	60,233	(19,089)	(4,966)
Reinvested capital gains	94,087	110,779	-	-	-	-	3,087	6,266

Net increase (decrease) in contract owners’ equity resulting from operations	2,269,582	1,363,614	58,921	35,033	108,566	55,034	(14,763)	3,452

Equity transactions:
Purchase payments received from contract owners (note 4a)	97,125	18,430	(475)	(230)	1,231	1,487	81,383	(150)
Transfers between subaccounts (including fixed account), net (note 4a)	-	-	(16,738)	295	(1,937)	(651)	3,300	1,218
Redemptions (note 4a)	(1,314,971)	(2,693,827)	(24,634)	(157,872)	(37,953)	(116,104)	(4,802)	(22,447)
Net policy repayments (loans) (note 3)	(1,202)	(1,146)	(69)	(38)	-	-	(17)	(6)
Administrative charges (note 4c)	(865)	(1,284)	(15)	(58)	(18)	(35)	(4)	(7)
Adjustments to maintain reserves	1,409	(3,361)	(192)	(206)	(529)	(128)	141	59

Net equity transactions	(1,218,504)	(2,681,188)	(42,123)	(158,109)	(39,206)	(115,431)	80,001	(21,333)

Net change in contract owners’ equity	1,051,078	(1,317,574)	16,798	(123,076)	69,360	(60,397)	65,238	(17,881)
Contract owners’ equity beginning of period	10,380,387	11,697,961	205,116	328,192	394,547	454,944	195,156	213,037

Contract owners’ equity end of period	$11,431,465	10,380,387	221,914	205,116	463,907	394,547	260,394	195,156

CHANGES IN UNITS:
Beginning units	11,203	13,965	180	318	428	531	192	213
Units purchased	292	255	-	-	1	2	84	1
Units redeemed	(1,765)	(3,017)	(33)	(138)	(87)	(105)	(5)	(22)

Ending units	9,730	11,203	147	180	342	428	271	192

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CAF4		GVIDM		GVDIV4		NVMMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(875)	(921)	184	285	985	(2,051)	(5,028)	(5,310)
Realized gain (loss) on investments	3,426	2,397	11,951	7,803	(3,922)	(55,561)	22,602	37,298
Change in unrealized gain (loss) on investments	27,488	11,489	709	3,347	29,592	84,871	69,776	(15,900)
Reinvested capital gains	-	-	-	-	-	-	25,857	33,029

Net increase (decrease) in contract owners’ equity resulting from operations	30,039	12,965	12,844	11,435	26,655	27,259	113,207	49,117

Equity transactions:
Purchase payments received from contract owners (note 4a)	88	85	1,523	1,485	(153)	(242)	(265)	849
Transfers between subaccounts (including fixed account), net (note 4a)	(2,095)	18	-	-	(8,927)	(1,788)	(2,389)	(44)
Redemptions (note 4a)	(6,015)	(7,785)	(45,148)	(31,622)	(44,235)	(50,550)	(44,474)	(87,491)
Net policy repayments (loans) (note 3)	-	-	-	-	(1)	(1)	(1)	(1)
Administrative charges (note 4c)	-	(12)	(20)	(49)	(31)	(20)	(38)	(41)
Adjustments to maintain reserves	169	309	275	(104)	(448)	(216)	(14)	220

Net equity transactions	(7,853)	(7,385)	(43,370)	(30,290)	(53,795)	(52,817)	(47,181)	(86,508)

Net change in contract owners’ equity	22,186	5,580	(30,526)	(18,855)	(27,140)	(25,558)	66,026	(37,391)
Contract owners’ equity beginning of period	111,485	105,905	118,103	136,958	178,291	203,849	335,183	372,574

Contract owners’ equity end of period	$133,671	111,485	87,577	118,103	151,151	178,291	401,209	335,183

CHANGES IN UNITS:
Beginning units	191	204	519	572	253	309	500	612
Units purchased	1	3	2	1	1	3	-	39
Units redeemed	(13)	(16)	(275)	(54)	(102)	(59)	(56)	(151)

Ending units	179	191	246	519	152	253	444	500

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCVF4		SCF4		GVEX4		NVOLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,328)	(1,155)	(3,061)	(3,086)	5,624	5,504	(8,770)	(10,725)
Realized gain (loss) on investments	44,177	2,135	9,201	(8,771)	59,596	58,700	52,445	61,563
Change in unrealized gain (loss) on investments	18,360	32,041	74,527	45,691	287,509	121,099	367,850	210,189
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	61,209	33,021	80,667	33,834	352,729	185,303	411,525	261,027

Equity transactions:
Purchase payments received from contract owners (note 4a)	(171)	(193)	(66)	(97)	3,978	5,864	(1,118)	(609)
Transfers between subaccounts (including fixed account), net (note 4a)	(3,162)	(1,217)	(4,020)	(13)	(20,890)	74	(57,287)	(4,702)
Redemptions (note 4a)	(87,387)	(35,494)	(63,744)	(29,235)	(188,081)	(262,891)	(148,258)	(548,174)
Net policy repayments (loans) (note 3)	(1)	(1)	(19)	(6)	(642)	(599)	(73)	(48)
Administrative charges (note 4c)	(18)	(38)	(10)	(18)	(157)	(190)	(81)	(160)
Adjustments to maintain reserves	(19)	(48)	276	102	1,328	(1,332)	(113)	388

Net equity transactions	(90,758)	(36,991)	(67,583)	(29,267)	(204,464)	(259,074)	(206,930)	(553,305)

Net change in contract owners’ equity	(29,549)	(3,970)	13,084	4,567	148,265	(73,771)	204,595	(292,278)
Contract owners’ equity beginning of period	188,926	192,896	254,810	250,243	1,282,199	1,355,970	1,297,640	1,589,918

Contract owners’ equity end of period	$159,377	188,926	267,894	254,810	1,430,464	1,282,199	1,502,235	1,297,640

CHANGES IN UNITS:
Beginning units	215	261	312	349	788	951	1,657	2,376
Units purchased	-	-	1	1	4	5	-	-
Units redeemed	(84)	(46)	(77)	(38)	(117)	(168)	(234)	(719)

Ending units	131	215	236	312	675	788	1,423	1,657

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVOLG2		EIF4		SAM4		DGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(512)	(462)	(2,380)	(206)	(12,673)	(14,671)	(1,263)	(182)
Realized gain (loss) on investments	240	73	(17)	(2,088)	-	-	688	2,016
Change in unrealized gain (loss) on investments	18,019	7,831	51,360	26,302	-	-	77,584	52,133
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,747	7,442	48,963	24,008	(12,673)	(14,671)	77,009	53,967

Equity transactions:
Purchase payments received from contract owners (note 4a)	(140)	(118)	(109)	(162)	(467)	(1,108)	104	(280)
Transfers between subaccounts (including fixed account), net (note 4a)	-	-	(4,190)	(1,460)	55,322	80,947	17,326	(8)
Redemptions (note 4a)	-	-	(16,808)	(12,944)	(124,227)	(248,476)	(7,325)	(227,200)
Net policy repayments (loans) (note 3)	-	-	(1)	(1)	(54)	(267)	(90)	(37)
Administrative charges (note 4c)	-	-	(6)	(13)	(187)	(168)	(11)	(60)
Adjustments to maintain reserves	(769)	143	553	(323)	(223)	(205)	855	(157)

Net equity transactions	(909)	25	(20,561)	(14,903)	(69,836)	(169,277)	10,859	(227,742)

Net change in contract owners’ equity	16,838	7,467	28,402	9,105	(82,509)	(183,948)	87,868	(173,775)
Contract owners’ equity beginning of period	51,989	44,522	159,151	150,046	951,380	1,135,328	211,649	385,424

Contract owners’ equity end of period	$68,827	51,989	187,553	159,151	868,871	951,380	299,517	211,649

CHANGES IN UNITS:
Beginning units	67	67	227	250	1,410	1,659	183	388
Units purchased	-	-	1	-	83	153	15	-
Units redeemed	(1)	-	(28)	(23)	(187)	(402)	(6)	(205)

Ending units	66	67	200	227	1,306	1,410	192	183

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SVSB1		SVSGI1		SVSI1		FVU2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,657	6,550	49	(777)	7,416	1,501	991	896
Realized gain (loss) on investments	726	(13,851)	5,307	(15,463)	(24,483)	(13,613)	1,809	69
Change in unrealized gain (loss) on investments	(14,546)	20,882	143,561	92,210	51,118	46,717	8,692	2,159
Reinvested capital gains	-	-	-	-	-	-	-	3,443

Net increase (decrease) in contract owners’ equity resulting from operations	(9,163)	13,581	148,917	75,970	34,051	34,605	11,492	6,567

Equity transactions:
Purchase payments received from contract owners (note 4a)	(281)	(210)	(630)	(242)	1,542	1,494	(55)	(58)
Transfers between subaccounts (including fixed account), net (note 4a)	20,485	611	(18,186)	-	(9,863)	(1,196)	-	-
Redemptions (note 4a)	(4,024)	(100,424)	(15,378)	(203,377)	(20,773)	(12,553)	(5,901)	(567)
Net policy repayments (loans) (note 3)	-	-	-	(48)	(73)	(38)	-	-
Administrative charges (note 4c)	-	(44)	(8)	(23)	(14)	(14)	(6)	-
Adjustments to maintain reserves	419	(96)	812	(7)	514	(239)	439	(398)

Net equity transactions	16,599	(100,163)	(33,390)	(203,697)	(28,667)	(12,546)	(5,523)	(1,023)

Net change in contract owners’ equity	7,436	(86,582)	115,527	(127,727)	5,384	22,059	5,969	5,544
Contract owners’ equity beginning of period	197,260	283,842	438,118	565,845	208,577	186,518	60,430	54,886

Contract owners’ equity end of period	$204,696	197,260	553,645	438,118	213,961	208,577	66,399	60,430

CHANGES IN UNITS:
Beginning units	223	341	419	618	282	300	59	60
Units purchased	24	1	1	-	3	3	-	-
Units redeemed	(5)	(119)	(29)	(199)	(41)	(21)	(5)	(1)

Ending units	242	223	391	419	244	282	54	59

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVUS2		FEIP		FHIP		FAMP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,155	4,161	9,066	11,731	9,732	9,576	984	669
Realized gain (loss) on investments	(185)	426	(19,201)	(38,427)	10,487	16,107	3,421	4,109
Change in unrealized gain (loss) on investments	(8,983)	(1,928)	144,438	93,961	(10,539)	2,811	70,515	56,112
Reinvested capital gains	-	-	54,589	47,968	-	-	1,425	4,200

Net increase (decrease) in contract owners’ equity resulting from operations	(6,013)	2,659	188,892	115,233	9,680	28,494	76,345	65,090

Equity transactions:
Purchase payments received from contract owners (note 4a)	368	(99)	5,501	4,747	99	52	4,308	4,218
Transfers between subaccounts (including fixed account), net (note 4a)	12,203	6,400	11,430	(4,276)	18,448	(13,554)	664	(73,382)
Redemptions (note 4a)	(21,804)	(8,515)	(70,186)	(132,042)	(30,767)	(37,931)	(47,848)	(55,959)
Net policy repayments (loans) (note 3)	(6)	(4)	(80)	(27)	-	-	-	-
Administrative charges (note 4c)	(8)	-	(75)	(76)	(18)	(29)	(6)	(59)
Adjustments to maintain reserves	(170)	(721)	(1,680)	176	(88)	(108)	160	399

Net equity transactions	(9,417)	(2,939)	(55,090)	(131,498)	(12,326)	(51,570)	(42,722)	(124,783)

Net change in contract owners’ equity	(15,430)	(280)	133,802	(16,265)	(2,646)	(23,076)	33,623	(59,693)
Contract owners’ equity beginning of period	173,358	173,638	744,232	760,497	228,334	251,410	577,051	636,744

Contract owners’ equity end of period	$157,928	173,358	878,034	744,232	225,688	228,334	610,674	577,051

CHANGES IN UNITS:
Beginning units	176	179	467	552	204	253	469	574
Units purchased	13	9	14	4	17	1	4	4
Units redeemed	(23)	(12)	(45)	(89)	(28)	(50)	(38)	(109)

Ending units	166	176	436	467	193	204	435	469

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGP		FG2		FO2		PMVHYA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(11,525)	(8,775)	(653)	(556)	(71)	109	756	764
Realized gain (loss) on investments	42,493	56,204	5,427	367	(65)	11	54	42
Change in unrealized gain (loss) on investments	275,465	84,188	9,631	6,392	6,764	4,579	(29)	1,269
Reinvested capital gains	713	-	34	-	101	99	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	307,146	131,617	14,439	6,203	6,729	4,798	781	2,075

Equity transactions:
Purchase payments received from contract owners (note 4a)	(214)	981	(118)	(107)	(58)	(51)	(47)	(43)
Transfers between subaccounts (including fixed account), net (note 4a)	(7,900)	(670)	-	-	-	-	-	-
Redemptions (note 4a)	(97,464)	(186,234)	(13,740)	-	(7,635)	-	-	-
Net policy repayments (loans) (note 3)	(37)	(10)	-	-	-	-	-	-
Administrative charges (note 4c)	(97)	(124)	(5)	-	(3)	-	-	-
Adjustments to maintain reserves	1,098	(1,191)	(130)	(262)	(174)	70	44	32

Net equity transactions	(104,614)	(187,248)	(13,993)	(369)	(7,870)	19	(3)	(11)

Net change in contract owners’ equity	202,532	(55,631)	446	5,834	(1,141)	4,817	778	2,064
Contract owners’ equity beginning of period	958,389	1,014,020	54,394	48,560	30,580	25,763	18,296	16,232

Contract owners’ equity end of period	$1,160,921	958,389	54,840	54,394	29,439	30,580	19,074	18,296

CHANGES IN UNITS:
Beginning units	697	834	141	142	68	68	19	19
Units purchased	2	4	-	-	-	-	-	-
Units redeemed	(71)	(141)	(35)	(1)	(17)	-	-	-

Ending units	628	697	106	141	51	68	19	19

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVTRA		VWBF		VWEM		VWHA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$445	648	381	1,772	835	(3,443)	(1,100)	(1,239)
Realized gain (loss) on investments	89	98	20	441	1,372	(5,958)	(300)	(6,109)
Change in unrealized gain (loss) on investments	(2,901)	2,436	(4,932)	(2,348)	18,271	69,315	11,510	(5,123)
Reinvested capital gains	479	1,065	8	1,671	-	-	2,832	13,009

Net increase (decrease) in contract owners’ equity resulting from operations	(1,888)	4,247	(4,523)	1,536	20,478	59,914	12,942	538

Equity transactions:
Purchase payments received from contract owners (note 4a)	(122)	(120)	1,681	1,627	88	(41)	(69)	(92)
Transfers between subaccounts (including fixed account), net (note 4a)	-	-	9,714	264	11,166	(3,195)	70	16,657
Redemptions (note 4a)	-	-	(14,138)	(74,699)	(111,310)	(14,873)	(2,112)	(23,816)
Net policy repayments (loans) (note 3)	-	-	-	-	(19)	(8)	(19)	(6)
Administrative charges (note 4c)	-	-	-	(11)	(25)	(18)	(4)	(15)
Adjustments to maintain reserves	133	80	436	(357)	(803)	92	(1,036)	364

Net equity transactions	11	(40)	(2,307)	(73,176)	(100,903)	(18,043)	(3,170)	(6,908)

Net change in contract owners’ equity	(1,877)	4,207	(6,830)	(71,640)	(80,425)	41,871	9,772	(6,370)
Contract owners’ equity beginning of period	56,395	52,188	47,952	119,592	265,772	223,901	146,341	152,711

Contract owners’ equity end of period	$54,518	56,395	41,122	47,952	185,347	265,772	156,113	146,341

CHANGES IN UNITS:
Beginning units	55	55	47	122	217	234	94	100
Units purchased	-	-	12	2	9	3	-	13
Units redeemed	-	-	(14)	(77)	(89)	(20)	(2)	(19)

Ending units	55	55	45	47	137	217	92	94

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SVDF		SVOF
	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,529)	(2,087)	(1,150)	(1,069)
Realized gain (loss) on investments	4,284	2,557	2,064	411
Change in unrealized gain (loss) on investments	55,795	21,209	23,206	11,211
Reinvested capital gains	4,962	-	-	29

Net increase (decrease) in contract owners’ equity resulting from operations	62,512	21,679	24,120	10,582

Equity transactions:
Purchase payments received from contract owners (note 4a)	(126)	(121)	(85)	(86)
Transfers between subaccounts (including fixed account), net (note 4a)	(2,051)	(335)	(493)	7
Redemptions (note 4a)	(4,419)	(3,952)	(4,381)	(600)
Net policy repayments (loans) (note 3)	-	-	-	-
Administrative charges (note 4c)	-	(2)	-	-
Adjustments to maintain reserves	142	335	3	(32)

Net equity transactions	(6,454)	(4,075)	(4,956)	(711)

Net change in contract owners’ equity	56,058	17,604	19,164	9,871
Contract owners’ equity beginning of period	153,168	135,564	86,115	76,244

Contract owners’ equity end of period	$209,226	153,168	105,279	86,115

CHANGES IN UNITS:
Beginning units	327	336	117	118
Units purchased	-	2	-	1
Units redeemed	(12)	(11)	(6)	(2)

Ending units	315	327	111	117

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Organization

The Nationwide Provident (NLICA) VA Separate Account 1 (the Account) was established on October 19, 1992 by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of Pennsylvania law. On December 31, 2009 NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

DREYFUS CORPORATION

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Service Class (MEGSS)*

Investors Trust Series - Service Class (MVITSC)*

New Discovery Series - Service Class (MNDSC)*

Research Series - Service Class (MVRSC)*

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Variable Series I - DWS Bond VIP - Class A (SVSB1)

Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)

Variable Series I - DWS International VIP - Class A (SVSI1)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Volatility Fund II (FVU2)

Fund for US Government Securities II (FVUS2)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Overseas Portfolio - Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2 (FC2)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

High Yield Portfolio - Administrative Class (PMVHYA)

Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2013, contract owners were not invested in the fund.

The contract owner’s equity is affected by the investment results of each fund, equity transactions by contractowners and certain contract expenses (see note 4).

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in the financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Contract Loans

Contract provisions allow contractowners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(4) Expenses and Related Party Transactions

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 - 5% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 contract years (surrender charges ranges from 0 - 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 - 9 contract years following a premium payment (surrender charges ranges from 0 - 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with contract maintenance charges in the Statement of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $31,405 and $34,520, respectively, and total transfers from the Account to the fixed account were $1,202 and $1,145, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(b) Mortality and Expense Risk Charges

In addition, to compensate for costs associated with administration of the contracts, for some contracts the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of 0.15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statements of Operations. The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(c) Administrative Charges

An annual administrative fee of $0 - $30 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. An optional annual deduction for an additional death benefit rider may be made (0.25% of the contract account value). During any given contract year, the first twelve transfers by contractowners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowners will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$11,429,995	$0	$0	$11,429,995

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	$2,711	$45,062
NVIT Nationwide Fund - Class IV (TRF4)	7,763	46,817
NVIT Government Bond Fund - Class IV (GBF4)	92,077	7,471
American Century NVIT Growth Fund - Class IV (CAF4)	1,014	9,923
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,709	47,180
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	4,661	57,040
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	25,909	52,283
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	1,207	93,289
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	535	71,479
NVIT S&P 500 Index Fund - Class IV (GVEX4)	30,723	231,011
NVIT Large Cap Growth Fund - Class I (NVOLG1)	10,925	226,636
NVIT Large Cap Growth Fund - Class II (NVOLG2)	322	981
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	257	23,768
NVIT Money Market Fund - Class IV (SAM4)	55,559	138,007
Growth and Income Portfolio - Initial Shares (DGI)	20,039	11,321
Variable Series I - DWS Bond VIP - Class A (SVSB1)	27,895	7,077
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	6,994	41,194
Variable Series I - DWS International VIP - Class A (SVSI1)	12,547	34,330
Managed Volatility Fund II (FVU2)	1,886	6,864
Fund for US Government Securities II (FVUS2)	18,041	24,146
Equity-Income Portfolio - Initial Class (FEIP)	106,951	96,776
High Income Portfolio - Initial Class (FHIP)	31,700	34,225
VIP Asset Manager Portfolio - Initial Class (FAMP)	16,969	57,491
VIP Growth Portfolio - Initial Class (FGP)	13,336	129,952
VIP Growth Portfolio - Service Class 2 (FG2)	56	14,546
VIP Overseas Portfolio - Service Class 2 (FO2)	393	8,064
High Yield Portfolio - Administrative Class (PMVHYA)	1,018	313
Total Return Portfolio - Administrative Class (PMVTRA)	1,706	915
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	13,085	15,445
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	15,312	114,595
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	3,932	4,348
Advantage VT Discovery Fund (SVDF)	4,975	9,158
Advantage VT Opportunity Fund - Class 2 (SVOF)	474	6,594

Total	$534,681	$1,668,299

(6) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	1.40%	147	$1,509.62	$221,914	1.22%	32.48%
2012	1.40%	180	1,139.53	205,116	0.99%	10.41%
2011	1.40%	318	1,032.05	328,192	0.92%	-0.50%
2010	1.40%	359	1,037.22	372,363	0.92%	13.22%
2009	1.40%	464	916.11	425,073	1.02%	31.90%
Growth Series - Service Class (MEGSS)
2009	1.40%	28	275.47	7,713	0.06%	35.42%
New Discovery Series - Service Class (MNDSC)
2009	1.40%	12	447.16	5,366	0.00%	60.66%
NVIT Nationwide Fund - Class IV (TRF4)
2013	1.20% to 1.40%	342	173.25 to 1,517.62	463,907	1.33%	29.44% to 29.18%
2012	1.20% to 1.40%	428	133.84 to 1,174.78	394,547	1.25%	12.85% to 12.63%
2011	1.20% to 1.40%	531	118.60 to 1,043.05	454,944	1.10%	-0.56% to -0.76%
2010	1.20% to 1.40%	652	119.27 to 1,051.06	572,545	1.04%	12.13% to 11.90%
2009	1.20% to 1.40%	677	106.37 to 939.27	532,605	1.37%	24.44% to 24.19%
NVIT Government Bond Fund - Class IV (GBF4)
2013	1.40%	271	960.86	260,394	2.06%	-5.47%
2012	1.40%	192	1,016.44	195,156	2.12%	1.63%
2011	1.40%	213	1,000.17	213,037	2.83%	5.86%
2010	1.40%	285	944.81	269,271	2.80%	3.33%
2009	1.40%	499	914.40	456,288	3.72%	1.26%
American Century NVIT Growth Fund - Class IV (CAF4)
2013	1.40%	179	746.76	133,671	0.69%	27.94%
2012	1.40%	191	583.69	111,485	0.56%	12.43%
2011	1.40%	204	519.14	105,905	0.58%	-2.07%
2010	1.40%	224	530.11	118,744	0.58%	17.59%
2009	1.40%	391	450.81	176,268	0.55%	31.76%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	1.20% to 1.40%	246	81.52 to 807.59	87,577	1.58%	15.24% to 15.01%
2012	1.20% to 1.40%	519	70.74 to 702.21	118,103	1.58%	9.49% to 9.27%
2011	1.20% to 1.40%	572	64.61 to 642.65	136,958	2.13%	-1.23% to -1.43%
2010	1.20% to 1.40%	598	65.42 to 651.95	149,388	2.16%	9.59% to 9.37%
2009	1.20% to 1.40%	737	59.69 to 596.09	214,030	1.00%	19.38% to 19.22%	****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2013	1.20% to 1.40%	152	158.46 to 1,263.38	151,151	2.03%	20.01% to 19.77%
2012	1.20% to 1.40%	253	132.05 to 1,054.87	178,291	0.33%	15.76% to 15.52%
2011	1.20% to 1.40%	309	114.07 to 913.13	203,849	1.76%	-17.16% to - 17.32%
2010	1.20% to 1.40%	344	137.70 to 1,104.43	272,616	2.01%	4.93% to 4.72%
2009	1.20% to 1.40%	431	131.23 to 1,054.67	350,214	2.05%	28.34% to 28.08%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	1.20% to 1.40%	444	113.79 to 1,127.33	401,209	0.00%	37.29% to 37.01%
2012	1.20% to 1.40%	500	82.89 to 822.78	335,183	0.00%	13.53% to 13.30%
2011	1.20% to 1.40%	612	73.01 to 726.18	372,574	0.00%	-5.37% to -5.56%
2010	1.20% to 1.40%	708	77.15 to 768.92	436,481	0.00%	25.31% to 25.06%
2009	1.20% to 1.40%	742	61.57 to 614.86	366,591	0.00%	23.14% to 22.97%	****
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2013	1.40%	131	1,216.62	159,377	0.67%	38.45%
2012	1.40%	215	878.72	188,926	0.80%	18.90%
2011	1.40%	261	739.06	192,896	0.43%	-6.48%
2010	1.40%	279	790.29	220,490	0.67%	24.85%
2009	1.40%	426	633.00	269,660	0.45%	24.65%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2013	1.40%	236	1,135.15	267,894	0.15%	38.99%
2012	1.40%	312	816.70	254,810	0.16%	13.90%
2011	1.40%	349	717.03	250,243	0.52%	-6.87%
2010	1.40%	390	769.94	300,277	0.29%	23.60%
2009	1.40%	474	622.94	295,275	0.26%	32.74%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2013	1.40%	675	2,119.21	1,430,464	1.84%	30.24%
2012	1.40%	788	1,627.16	1,282,199	1.80%	14.12%
2011	1.40%	951	1,425.84	1,355,970	1.68%	0.34%
2010	1.40%	1,070	1,420.99	1,520,456	1.72%	13.13%
2009	1.40%	1,419	1,256.01	1,782,283	2.27%	24.47%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	1.40%	1,423	1,055.68	1,502,235	0.77%	34.80%
2012	1.40%	1,657	783.13	1,297,640	0.64%	17.03%
2011	1.40%	2,376	669.16	1,589,918	0.68%	-3.59%
2010	1.40%	2,738	694.08	1,900,380	0.00%	7.29%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2013	1.40%	66	$1,042.83	$68,827	0.54%	34.39%
2012	1.40%	67	775.96	51,989	0.47%	16.77%
2011	1.40%	67	664.51	44,522	0.44%	-3.85%
2010	1.40%	67	691.10	92,608	0.01%	7.01%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2013	1.40%	200	937.77	187,553	0.00%	33.76%
2012	1.40%	227	701.11	159,151	1.26%	16.82%
2011	1.40%	250	600.19	150,046	1.32%	-3.67%
2010	1.40%	265	623.08	165,116	1.52%	14.04%
2009	1.40%	343	546.38	187,409	1.16%	26.90%
NVIT Money Market Fund - Class IV (SAM4)
2013	1.40%	1,306	665.29	868,871	0.00%	-1.40%
2012	1.40%	1,410	674.74	951,380	0.00%	-1.40%
2011	1.40%	1,659	684.34	1,135,328	0.00%	-1.40%
2010	1.40%	2,553	694.03	1,771,869	0.00%	-1.40%
2009	1.40%	1,732	703.89	1,219,133	0.10%	-1.31%
Growth and Income Portfolio - Initial Shares (DGI)
2013	1.40%	192	1,559.98	299,517	0.92%	34.88%
2012	1.40%	183	1,156.55	211,649	1.30%	16.43%
2011	1.40%	388	993.36	385,424	1.25%	-4.14%
2010	1.40%	415	1,036.29	430,061	1.22%	16.96%
2009	1.40%	434	886.03	384,536	1.34%	27.00%
Variable Series I -DWS Bond VIP - Class A (SVSB1)
2013	1.40%	242	845.85	204,696	3.68%	-4.38%
2012	1.40%	223	884.58	197,260	4.27%	6.27%
2011	1.40%	341	832.38	283,842	4.38%	4.22%
2010	1.40%	386	798.68	308,291	4.64%	5.31%
2009	1.40%	419	758.44	317,785	8.57%	8.54%
Variable Series I -DWS Core Equity VIP - Class A (SVSGI1)
2013	1.40%	391	1,415.97	553,645	1.42%	35.42%
2012	1.40%	419	1,045.63	438,118	1.23%	14.20%
2011	1.40%	618	915.61	565,845	1.29%	-1.53%
2010	1.40%	696	929.83	647,164	1.63%	12.81%
2009	1.40%	748	824.27	616,555	2.16%	32.28%
Variable Series I -DWS International VIP - Class A (SVSI1)
2013	1.40%	244	876.89	213,961	5.11%	18.56%
2012	1.40%	282	739.64	208,577	2.15%	18.97%
2011	1.40%	300	621.73	186,518	1.82%	-17.83%
2010	1.40%	404	756.63	305,677	2.27%	0.21%
2009	1.40%	470	755.03	354,864	4.83%	31.66%
Managed Volatility Fund II (FVU2)
2013	1.40%	54	1,229.61	66,399	2.97%	20.05%
2012	1.40%	59	1,024.24	60,430	2.92%	11.97%
2011	1.40%	60	914.76	54,886	3.91%	3.32%
2010	1.40%	65	885.37	57,549	6.61%	10.53%
2009	1.40%	63	801.04	50,466	9.32%	26.49%
Fund for US Government Securities II (FVUS2)
2013	1.40%	166	951.37	157,928	3.34%	-3.41%
2012	1.40%	176	984.99	173,358	3.80%	1.54%
2011	1.40%	179	970.04	173,638	4.22%	4.31%
2010	1.40%	205	929.95	190,641	5.05%	3.71%
2009	1.40%	393	896.73	352,414	5.16%	3.75%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2009	1.40%	36	560.15	20,165	2.77%	33.58%
Equity-Income Portfolio - Initial Class (FEIP)
2013	1.40%	436	2,013.84	878,034	2.52%	26.37%
2012	1.40%	467	1,593.64	744,232	2.91%	15.67%
2011	1.40%	552	1,377.71	760,497	2.31%	-0.43%
2010	1.40%	705	1,383.65	975,477	1.72%	13.55%
2009	1.40%	893	1,218.55	1,088,161	2.26%	28.40%
High Income Portfolio - Initial Class (FHIP)
2013	1.40%	193	1,169.37	225,688	5.58%	4.47%
2012	1.40%	204	1,119.29	228,334	5.43%	12.64%
2011	1.40%	253	993.71	251,410	7.00%	2.59%
2010	1.40%	288	968.64	278,968	6.94%	12.24%
2009	1.40%	367	863.00	316,719	6.72%	41.96%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	1.40%	435	$1,403.85	$610,674	1.58%	14.10%
2012	1.40%	469	1,230.39	577,051	1.50%	10.91%
2011	1.40%	574	1,109.31	636,744	2.25%	-3.91%
2010	1.40%	497	1,154.48	573,775	1.68%	12.68%
2009	1.40%	528	1,024.59	540,983	2.44%	27.32%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	1.40%	1,105	1,586.71	1,753,314	1.44%	33.82%
VIP Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	1.40%	83	314.43	26,098	1.87%	43.44%
VIP Growth Portfolio - Initial Class (FGP)
2013	1.40%	628	1,848.60	1,160,921	0.29%	34.44%
2012	1.40%	697	1,375.02	958,389	0.56%	13.09%
2011	1.40%	834	1,215.85	1,014,020	0.34%	-1.19%
2010	1.40%	993	1,230.47	1,221,853	0.27%	22.45%
2009	1.40%	1,197	1,004.88	1,202,847	0.43%	26.50%
VIP Growth Portfolio - Service Class 2 (FG2)
2013	1.40%	106	517.36	54,840	0.05%	34.11%
2012	1.40%	141	385.77	54,394	0.36%	12.81%
2011	1.40%	142	341.97	48,560	0.13%	-1.42%
2010	1.40%	142	346.89	49,259	0.03%	22.14%
2009	1.40%	142	284.01	40,329	0.30%	26.19%
VIP Overseas Portfolio - Service Class 2 (FO2)
2013	1.40%	51	577.24	29,439	1.12%	28.36%
2012	1.40%	68	449.71	30,580	1.77%	18.70%
2011	1.40%	68	378.86	25,763	1.15%	-18.49%
2010	1.40%	68	464.79	31,606	1.09%	11.26%
2009	1.40%	68	417.74	28,407	3.77%	24.47%
High Yield Portfolio - Administrative Class (PMVHYA)
2013	1.40%	19	1,003.90	19,074	5.45%	4.26%
2012	1.40%	19	962.92	18,296	5.78%	12.71%
2011	1.40%	19	854.30	16,232	6.97%	1.89%
2010	1.40%	19	838.42	15,930	9.36%	12.90%
2009	1.40%	19	742.64	14,110	10.18%	38.24%
Total Return Portfolio - Administrative Class (PMVTRA)
2013	1.40%	55	991.24	54,518	2.20%	-3.33%
2012	1.40%	55	1,025.36	56,395	2.57%	8.06%
2011	1.40%	55	948.87	52,188	2.63%	2.16%
2010	1.40%	56	928.82	52,014	2.58%	6.60%
2009	1.40%	56	871.32	48,794	5.91%	12.43%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	1.40%	45	913.82	41,122	2.27%	-10.43%
2012	1.40%	47	1,020.25	47,952	4.15%	4.08%
2011	1.40%	122	980.27	119,592	7.64%	6.64%
2010	1.40%	132	919.22	121,337	5.05%	4.72%
2009	1.40%	192	877.79	168,536	3.65%	4.51%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	1.40%	137	1,352.90	185,347	1.78%	10.46%
2012	1.40%	217	1,224.75	265,772	0.00%	28.00%
2011	1.40%	234	956.84	223,901	0.96%	-26.77%
2010	1.40%	262	1,306.61	342,332	0.67%	25.08%
2009	1.40%	334	1,044.63	348,908	0.21%	110.22%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	1.40%	92	1,696.88	156,113	0.67%	9.00%
2012	1.40%	94	1,556.81	146,341	0.62%	1.95%
2011	1.40%	100	1,527.11	152,711	1.14%	-17.61%
2010	1.40%	112	1,853.53	207,595	0.36%	27.44%
2009	1.40%	43	1,454.43	62,540	0.39%	55.34%
Advantage VT Discovery Fund (SVDF)
2013	1.40%	315	664.21	209,226	0.01%	41.80%
2012	1.40%	327	468.40	153,168	0.00%	16.09%
2011	1.40%	336	403.47	135,564	0.00%	-0.97%
2010	1.40%	384	407.42	156,449	0.00%	33.66%
2009	1.40%	277	304.82	84,434	0.00%	38.35%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	1.40%	111	948.46	105,279	0.20%	28.86%
2012	1.40%	117	736.03	86,115	0.10%	13.91%
2011	1.40%	118	646.14	76,244	0.14%	-6.83%
2010	1.40%	171	693.51	118,590	0.82%	22.04%
2009	1.40%	155	568.28	88,083	0.00%	45.68%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NACM Small Cap Portfolio Class I (obsolete) (OCCSC)
2009	1.40%	408	$1,057.63	$431,513	0.05%	13.97%
OpCap Managed Portfolio Class I (obsolete) (OCCM)
2009	1.40%	611	1,226.07	749,128	2.30%	22.97%

2013	Contract owners equity:			$11,431,465
2012	Contract owners equity:			$10,380,387
2011	Contract owners equity:			$11,697,961
2010	Contract owners equity:			$14,247,172
2009	Attributable to Nationwide Life Insurance Company			258,787
2009	Contract owners equity:			$15,636,384

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.